CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents (Note 4)	$ 6,606,932	$ 14,512,198
Short-term investments (Note 4)		4,916,421
Receivables	185,423	424,522
Prepaid expenses	424,257	955,121
Total current assets	7,216,612	20,808,262
Equipment (Note 6)	665,639	754,846
Mineral property interests (Note 8)	58,701,114	52,678,763
Reclamation deposits	605,921	215,066
Other assets	138,292	132,873
Total assets	67,327,578	74,589,810
Current
Accounts payable and accrued liabilities	481,274	1,804,126
Loans payable to Oyu Tolgoi LLC (Note 9)	5,130,042	4,327,878
Deferred income tax liabilities	7,809,827	9,392,614
Total liabilities	13,421,143	15,524,618
Stockholders' equity
Common stock, no par value, unlimited number authorized, (Note 10) 128,877,243 (December 31, 2011 - 127,016,788) issued and outstanding	167,428,814	165,574,192
Additional paid-in capital	18,665,708	17,420,307
Accumulated other comprehensive income (Note 13)	3,861,266	1,901,351
Accumulated deficit during the exploration stage	(136,049,353)	(125,830,658)
Total stockholders' equity	53,906,435	59,065,192
Total liabilities and stockholders' equity	$ 67,327,578	$ 74,589,810